Convertible Debentures - Schedule of Proceeds on issuance of Convertible Debentures (Details)	12 Months Ended
Mar. 31, 2020 CAD ($)
May 17 & 31, 2017
Disclosure of convertible debentures [Line Items]
Proceeds bifurcated to carrying value of the loan	$ 1,169,370
Proceeds bifurcated to equity	247,744
Transaction costs related to the Debentures	30,789
Fair value assigned to the issuance of warrants	702,097
Proceeds on issuance of Convertible Debentures	2,150,000
Sep 25, 2017
Disclosure of convertible debentures [Line Items]
Proceeds bifurcated to carrying value of the loan	660,360
Proceeds bifurcated to equity	139,904
Transaction costs related to the Debentures	11,536
Fair value assigned to the issuance of warrants	664,200
Proceeds on issuance of Convertible Debentures	1,476,000
Oct 16, 2017
Disclosure of convertible debentures [Line Items]
Proceeds bifurcated to carrying value of the loan	938,557
Proceeds bifurcated to equity	198,843
Transaction costs related to the Debentures	83,600
Fair value assigned to the issuance of warrants	999,000
Proceeds on issuance of Convertible Debentures	$ 2,220,000